                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S Squared Technology, LLC
Address: 515 Madison Avenue
         New York, NY 10022

Form 13F File Number: 28-11372

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Seymour L. Goldblatt
Title: Managing Member
Phone: 212-421-2155

Signature, Place, and Date of Signing:


/s/ Seymour L. Goldblatt                New York, New York   February 10, 2009
-------------------------------------
[Signature]

S Squared Technology, LLC (SEC File No. 801-63753), S Squared Capital II Management, LLC (SEC File No. 801-63785) and S Squared Technology Partners, L.P. (SEC. File No. 801-66022) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.] NONE

                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:               2

Form 13F Information Table Entry Total:        100

Form 13F Information Table Value Total:   $627,562
                                        (thousands)

List of Other Included Managers: S Squared Capital II Management, LLC
                                 S Squared Technology Partners, L.P.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

01 - S Squared Capital II Management, LLC
02 - S Squared Technology Partners, L.P.

2/5/2009                                    FORM 13F
Page 1 of 3        NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                                  (SEC USE ONLY)
                                                               December 31, 2008

                                                                                  Item 6                             Item 8:
                                                   Item 4:                 Investment Discretion                     Voting
                                                    Fair      Item 5:    ------------------------   Item 7      Authority (Shares)
                                Item 2:  Item 3:   Market    Shares of        (b) Shared    (c)    Managers  -----------------------
Item 1:                        Title of   CUSIP    Value     Principal    (a) -As Defined Shared- See Instr.     (a)      (b)   (c)
Name of Issuer                   class    Number  (x$1000)    Amount     Sole in Instr. V  Other      V          Sole   Shared None
------------------------------ -------- --------- -------- ------------- ---- ----------- ------- ---------- ---------- ------ ----
A D C TELECOMMUNICATN INC      COM      000886309   17,478  3,195,400 SH           X                   01     3,195,400
ABSOLUTE SOFTWARE CORPORATION  COM      00386B109    4,683  1,722,400 SH           X                   02     1,722,400
ACCELRYS INC                   COM      00430U103    6,540  1,500,012 SH           X                   02     1,500,012
ADVANCED ANALOGIC TECH         COM      00752j108    3,359  1,112,500 SH           X                   02     1,112,500
AGILYSYS INC                   COM      00847J105    1,374    320,500 SH           X                   02       320,500
ALSIUS CORP DEL                COM      021211206       14     44,800 SH           X                   02        44,800
AMICAS INC                     COM      001712108    4,115  2,464,375 SH           X                   02     2,464,375
APPLIED MICRO CIRCUITS         COM      03822W406    5,323  1,354,475 SH           X                   01     1,354,475
ARIBA                          COM      04033V203    2,638    366,000 SH           X                   02       366,000
ARROW ELECTRONICS INC          COM      042735100    9,429    500,500 SH           X                   01       500,500
ASPEN TECHNOLOGY INC           COM      045327103    3,249    438,000 SH           X                   01       438,000
ATMEL CORP                     COM      049513104   13,308  4,251,900 SH           X                   01     4,251,900
AVNET INC                      COM      053807103    9,061    497,600 SH           X                   01       497,600
AVX CORP NEW                   COM      002444107    7,638    962,000 SH           X                   01       962,000
BALLANTYNE OF OMAHA INCORPORAT COM      058516105      448    364,800 SH           X                   02       364,800
BMC SOFTWARE INC               COM      055921100   47,100  1,750,300 SH           X                   01     1,750,300
BORLAND SOFTWARE               COM      099849101   11,124 10,595,000 SH           X                 01, 02  10,595,000
BRIGHTPOINT INC                COM      109473405    4,219    970,000 SH           X                   02       970,000
BROOKS AUTOMATION INC          COM      114340102    2,617    450,500 SH           X                   02       450,500
BSQUARE CORP                   COM      11776U102    2,358    998,900 SH           X                   02       998,900
CADENCE DESIGN SYS INC         COM      127387108    4,575  1,250,000 SH           X                   01     1,250,000
CALIFORNIA MICRO DEVICES CORP  COM      130439102    1,262    679,000 SH           X                   02       679,000
CALLIDUS SOFTWARE              COM      13123E500    7,573  2,532,883 SH           X                 01, 02   2,532,883
CEPHALON INC                   COM      156708109    4,190     54,400 SH           X                   01        54,400
COGENT INC                     COM      19239Y108   11,511    848,300 SH           X                   02       848,300
COGNIZANT TECHNOLOGY SOLUTIONS COM      192446102    7,944    439,903 SH           X                   01       439,903
COMPUWARE CORP                 COM      205638109    1,093    162,000 SH   X                                    162,000
COMVERGE INC                   COM      205859101    9,545  1,948,078 SH           X                   02     1,948,078
COMVERSE TECHNOLOGY INC        COM      205862402   13,572  2,168,200 SH           X                   01     2,168,200
COREL CORP                     COM      21869X103    1,747    640,000 SH           X                   02       640,000
DEXCOM INC                     COM      252131107    2,542    921,300 SH           X                   02       921,300
DIGITAL RIV INC                COM      25388B104    7,462    300,900 SH           X                   01       300,900
DOUBLE-TAKE SOFTWARE, INC.     COM      258598101    5,114    570,200 SH           X                   02       570,200
EHealth Inc                    COM      28238P109    5,446    410,100 SH           X                   02       410,100
ELOYALTY CORP                  COM      290151307    2,777  1,072,489 SH           X                 01, 02   1,072,489
                                                  --------
COLUMN TOTAL                                       242,428
                                                  --------


2/5/2009                                    FORM 13F
Page 2 of 3        NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                                  (SEC USE ONLY)
                                                               December 31, 2008

                                                                                  Item 6                             Item 8:
                                                   Item 4:                 Investment Discretion                     Voting
                                                    Fair      Item 5:    ------------------------   Item 7      Authority (Shares)
                                Item 2:  Item 3:   Market    Shares of        (b) Shared    (c)    Managers  -----------------------
Item 1:                        Title of   CUSIP    Value     Principal    (a) -As Defined Shared- See Instr.     (a)      (b)   (c)
Name of Issuer                   class    Number  (x$1000)    Amount     Sole in Instr. V  Other      V          Sole   Shared None
------------------------------ -------- --------- -------- ------------- ---- ----------- ------- ---------- ---------- ------ ----
EMULEX                         COM      292475209    9,390  1,345,300 SH           X                   01     1,345,300
ENDO PHARMACEUTICAL HLDGS      COM      29264F205    7,401    286,000 SH           X                   01       286,000
GUIDANCE SOFTWARE INC.         COM      401692108    1,462    358,400 SH           X                   02       358,400
HUTCHINSON TECHNOLOGY          COM      448407106    1,792    515,000 SH           X                   02       515,000
IKANOS COMMUNICATIONS          COM      45173E105    1,682  1,335,000 SH           X                   02     1,335,000
INFORMATICA CORP               COM      45666Q102   18,936  1,379,200 SH           X                   01     1,379,200
INTEGRATED DEVICE TECH         COM      458118106   12,173  2,170,000 SH           X                   01     2,170,000
INTER-NAP NETWORK              COM      45885A300    2,579  1,031,600 SH           X                   02     1,031,600
INTERACTIVE INTELLIGENCE INC   COM      45839M103    1,139    177,700 SH           X                   02       177,700
INTERNATIONAL RECTIFIER CORP   COM      460254105   13,911  1,030,500 SH           X                   01     1,030,500
ION GEOPHYSICAL CORPORATION    COM      462044108       85     25,000 SH           X                   02        25,000
IXIA                           COM      45071R109    2,705    468,000 SH           X                   02       468,000
JUPITERMEDIA CORP              COM      48207D101    1,421  3,739,800 SH           X                   02     3,739,800
KEYNOTE SYS INC                COM      493308100    8,272  1,072,900 SH           X                   02     1,072,900
KINETIC CONCEPTS               COM      49460w208    4,008    209,000 SH           X                   01       209,000
LATTICE SEMICONDUCTOR          COM      518415104    9,662  6,399,200 SH           X                   02     6,399,200
LAWSON SOFTWARE INC            COM      52078P102    9,319  1,966,100 SH           X                   01     1,966,100
LIQUIDITY SERVICES INC.        COM      53635B107    5,035    604,500 SH           X                   02       604,500
LIVEPERSON INC                 COM      538146101    3,864  2,123,200 SH           X                   02     2,123,200
LOOKSMART LTD                  COM      543442503    1,413    872,240 SH           X                   02       872,240
MAGMA DESIGN AUTOMATION INC    COM      559181102    3,678  3,606,100 SH           X                   02     3,606,100
MAXIM INTERGRATED              COM      57772K101    7,079    619,920 SH           X                   01       619,920
MICROS Systems Inc             COM      594901100      510     31,300 SH   X                                     31,300
MICROTUNE INC DEL              COM      59514P109    2,405  1,179,400 SH           X                   02     1,179,400
MONOGRAM BIOSCIENCES INC       COM      60975U108    1,603    616,666 SH           X                   02       616,666
MSC.SOFTWARE                   COM      553531104   13,583  2,033,400 SH           X                 01, 02   2,033,400
McAFEE INC                     COM      579064106   13,084    378,500 SH           X                   01       378,500
NETEZZA CORP                   COM      64111N101    4,603    720,440 SH           X                   01       720,440
NETFLIX INC                    COM      64110L106    1,847     61,800 SH   X                                     61,800
NOVELL INC                     COM      670006105   21,812  5,607,400 SH           X                   01     5,607,400
NOVELLUS SYS INC               COM      670008101    2,813    228,000 SH           X                   01       228,000
OMNITURE INC                   COM      68212S109    8,937    840,000 SH           X                   01       840,000
OPENWAVE SYS INC               COM      683718308    7,678 11,812,600 SH           X                 01, 02  11,812,600
OPNET TECHNOLOGIES             COM      683757108   16,521  1,675,600 SH           X                   02     1,675,600
PLATO Learning INC             COM      72764Y100    2,860  2,383,500 SH           X                   02     2,383,500
POWERWAVE TECHNOLOGIES         COM      739363109      750  1,500,900 SH           X                   02     1,500,900
                                                  --------
COLUMN TOTAL                                       226,012
                                                  --------


2/5/2009                                    FORM 13F
Page 3 of 3        NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                                  (SEC USE ONLY)
                                                               December 31, 2008

                                                                                  Item 6                             Item 8:
                                                   Item 4:                 Investment Discretion                     Voting
                                                    Fair      Item 5:    ------------------------   Item 7      Authority (Shares)
                                Item 2:  Item 3:   Market    Shares of        (b) Shared    (c)    Managers  -----------------------
Item 1:                        Title of   CUSIP    Value     Principal    (a) -As Defined Shared- See Instr.     (a)      (b)   (c)
Name of Issuer                   class    Number  (x$1000)    Amount     Sole in Instr. V  Other      V          Sole   Shared None
------------------------------ -------- --------- -------- ------------- ---- ----------- ------- ---------- ---------- ------ ----
QUEST SOFTWARE INC             COM      74834T103   26,071  2,070,800 SH           X                   01     2,070,800
RACKSPACE HOSTING INC          COM      750086100   10,964  2,038,071 SH           X                   01     2,038,071
RADVISION INC                  COM      M81869105    2,392    443,900 SH           X                   02       443,900
RADWARE, LTD                   COM      IL0010834    2,506    465,000 SH           X                   02       465,000
RED HAT INC                    COM      756577102    6,543    495,000 SH           X                   01       495,000
RF MICRODEVICES INC            COM      749941100    2,400  3,077,300 SH           X                   01     3,077,300
RIGHTNOW TECHNOLOGIES INC      COM      76657R106    5,554    718,600 SH           X                   02       718,600
RIVERSTONE NETWORKS            COM      769320995        0  8,160,250 SH           X                 01, 02   8,160,250
SALARY.COM                     COM      794006106      869    397,100 SH           X                   02       397,100
SAPIENT CORP                   COM      803062108    1,508    339,700 SH   X                                    339,700
SCOPUS VIDEO NETWORKS          COM      M8260H106    1,799    346,000 SH           X                   02       346,000
SONIC SOLUTIONS                COM      835460106    1,338    760,600 SH           X                   02       760,600
SYMMETRICOM                    COM      871543104    4,222  1,068,900 SH           X                   02     1,068,900
SYNOPSIS INC                   COM      871607107    2,778    150,000 SH           X                   01       150,000
TELLABS INC                    COM      879664100    9,646  2,341,400 SH           X                   01     2,341,400
TERADYNE INC                   COM      880770102    4,283  1,015,100 SH           X                   01     1,015,100
THQ INC                        COM      872443403    5,459  1,303,100 SH           X                   01     1,303,100
TNS INC                        COM      872960109    4,588    488,700 SH           X                   02       488,700
TRX INC                        COM      898452107    1,043  2,173,700 SH           X                   02     2,173,700
TTI TEAM TELECOMA,CPFDTTI LTD  COM      M88258104      536    909,091 SH           X                   02       909,091
ULTICOM                        COM      903844108    4,514    885,100 SH           X                   02       885,100
UNICA CORP                     COM      904583101      577    105,300 SH           X                   02       105,300
VALEANT PHARMACEUTICALS INTL   COM      91911X104   27,514  1,201,500 SH           X                   01     1,201,500
VALUECLICK INC                 COM      92046N102    6,771    990,000 SH           X                   01       990,000
VIRAGE LOGIC CORP              COM      92763R104    3,525  1,179,200 SH           X                   02     1,179,200
VISHAY INTERTECHNOLOGY         COM      928298108    3,973  1,161,800 SH           X                   01     1,161,800
WEB.COM GROUP INC              COM      94733A104    4,927  1,346,178 SH           X                   02     1,346,178
WIND RIVER SYSTEMS INC COM     COM      973149107   10,432  1,155,297 SH           X                   01     1,155,297
ZORAN                          COM      98975f101    2,390    350,000 SH           X                   02       350,000
                                                  --------
COLUMN TOTAL                                       159,122
                                                  --------
GRAND TOTAL                                        627,562
                                                  ========